Taxes (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes
Net gain / (loss) before tax	SFr (6,842,588)	SFr (4,909,342)	SFr (2,500,153)	[1]
Income tax expense	0	0	0	[1]
Deferred income tax assets	0	0	0
Discontinued operations
Taxes
Net gain / (loss) before tax of discontinued operations	114,342	11,965,129	(8,056,074)
Continuing and discontinued operations
Taxes
Net gain / (loss) before tax	(6,728,246)	7,055,787	(10,556,227)
Tax calculated at a tax rate of 14.7% for 2024 and 2025 (13.99% for 2023)	989,052	(1,037,201)	1,476,816
Effect of different tax rates in USA and France	(1,753)	(4,755)	(178)
Difference related to investments accounted for using the equity method	(589,289)	(320,042)
Net loss incurred by Neurosterix Pharma Srl from March 19 2024 to April 1, 2024 1		(79,270)
Sale of treasury shares by a subsidiary, recognized as financial loss / (income) in standalone financial statements	(151,997)	(30,103)	485,867
Deductible expenses charged against equity for issuance of shares	6,270	1,758	37,374
Expenses not deductible for tax purposes	(9,458)	(229,815)	(321,494)
Total tax not recognized as deferred tax (asset) / liability	SFr (242,285)	SFr 1,699,428	SFr (1,678,385)
Applicable tax rate	14.70%	14.70%	13.99%

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented